Income Taxes - Schedule of Components of Company's Profit (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) before income taxes:
Domestic	$ 3,685	$ (18,269)
Foreign	226	395
Profit (loss) before income taxes	$ 3,911	$ (17,874)